PIMCO Short Duration Municipal Income Fund Annual Fund Operating Expenses - PIMCO Short Duration Municipal Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.33%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.43%
I-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.48%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.73%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.55%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.03%
C-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.75%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.23%

[1]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2026, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.